Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of December 31,
	2021	2020
Accounts receivable	$2,536,589	$2,427,507
Less: allowance for doubtful accounts	(179,475)	$(298,224)
Accounts receivable, net	$2,357,114	$2,129,283
Accounts receivable – related parties, net	$414,639	$696,086
Non-current accounts receivable	$3,134,361	$2,009,766
Non-current accounts receivable-related parties	$548,395	$813,297

Schedule of the allowance for doubtful accounts
Balance at January 1, 2020	$307,026
Decrease in allowance for doubtful accounts	(27,696)
Foreign exchange difference	18,894
Balance at December 31, 2020	$298,224
Decrease in allowance for doubtful accounts	(124,881)
Foreign exchange difference	6,132
Balance at December 31, 2021	$179,475